Schedule of Investments (unaudited)	iShares® U.S. Telecommunications ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 3.0%
Lumen Technologies Inc.	1,355,741	$17,014,550

Cable & Satellite — 29.9%
Altice USA Inc., Class A(a)	1,005,237	16,264,735
Cable One Inc.	8,998	15,867,523
Charter Communications Inc., Class A(a)	30,782	20,068,941
Comcast Corp., Class A	1,627,366	81,905,331
DISH Network Corp., Class A(a)	500,982	16,251,856
Liberty Broadband Corp., Class A(a)(b)	15,606	2,511,005
Liberty Broadband Corp., Class C, NVS(a)	93,813	15,113,274
		167,982,665
Communications Equipment — 42.4%
Arista Networks Inc.(a)	137,673	19,790,494
Ciena Corp.(a)	261,325	20,114,185
Cisco Systems Inc.	1,498,716	94,973,633
CommScope Holding Co. Inc.(a)	1,432,680	15,816,787
Juniper Networks Inc.	502,650	17,949,632
Lumentum Holdings Inc.(a)	172,503	18,245,642
Motorola Solutions Inc.	70,433	19,136,646
Ubiquiti Inc.	55,946	17,158,638
Viasat Inc.(a)	333,948	14,874,044
		238,059,701
Integrated Telecommunication Services — 18.3%
AT&T Inc.	1,036,648	25,501,541
Verizon Communications Inc.	1,486,853	77,256,882
		102,758,423
Security	Shares	Value

Movies & Entertainment — 2.8%
Roku Inc.(a)	67,435	$15,388,667

Wireless Telecommunication Services — 3.5%
T-Mobile U.S. Inc.(a)	166,826	19,348,479

Total Common Stocks — 99.9%
(Cost: $575,474,500)		560,552,485

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	600,000	600,000

Total Short -Term Investments — 0.1%
(Cost: $600,000)		600,000

Total Investments in Securities — 100.0%
(Cost: $576,074,500)		561,152,485

Other Assets, Less Liabilities — (0.0)%		(18,201)

Net Assets — 100.0%		$561,134,284

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$13,810,207	$—		$(13,808,817	)(b)	$3,571	$(4,961)	$—	—	$11,287	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	50,000	(b)	—		—	—	600,000	600,000	29		—
						$3,571	$(4,961)	$600,000		$11,316		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	03/18/22	$238	$4,946

Schedule of Investments (unaudited) (continued)	iShares® U.S. Telecommunications ETF
December 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	1	03/18/22	$284	$6,597
				$11,543

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$560,552,485	$—	$—	$560,552,485
Money Market Funds	600,000	—	—	600,000
	$561,152,485	$—	$—	$561,152,485

Derivative financial instruments(a)
Assets
Futures Contracts	$11,543	$—	$—	$11,543

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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